Accrued Liabilities and Other Payables (Details) - Schedule of Accrued liabilities and other payables - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Accrued Liabilities And Other Payables Abstract
Accrued local taxes	$ 7,727,783	$ 59,719	$ 39,572
Advance from employees	7,464	45,787	30,062
Payable for construction and improvements	139,807	150,102	49,650
Payable for machinery and equipment	95,866	58,327	50,965
Accrued payroll	18,836	10,220
Accrued professional fees	14,000	42,000
Other	56,848	140,689	53,949
Total	$ 8,060,604	$ 506,844	$ 224,198